Financial Instruments - Schedule of Balances in Foreign Currencies (Details) € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents	$ 15,942			$ 34,912			$ 11,666	$ 41,262
Accounts payable and accrued liabilities	$ (4,792)			$ (3,572)
U.S. dollars
Currency1 [Line Items]
Cash and cash equivalents		$ 9,534			$ 24,294
Accounts payable and accrued liabilities		(1,722)			(1,476)
Other liabilities		(1,125)			(251)
Balances in foreign currencies		$ 6,687			$ 22,567
Euro
Currency1 [Line Items]
Accounts payable and accrued liabilities | €			€ (1,114)			€ (673)